UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2006 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

January 31, 2006 (unaudited)

COMMON STOCKS–95.48%

Shares		Value

MALAYSIA–1.29%
Banks & Financial Services–1.29%
724,000	AmInvestment Group Berhad	339,752
1,500,000	AMMB Holdings Berhad	1,103,853

Total Malaysia Common Stocks		1,443,605
SINGAPORE–94.19%
Agricultural Biotechnology–3.19%
8,750,000	China Sun Bio-chem Technology Group Co., Ltd.*	3,581,430

Apparel–1.14%
2,500,000	China Honxing Sports, Ltd.*	1,277,159

Banks & Financial Services–22.62%
2,761,200	Oversea-Chinese Banking Corp. Ltd.	11,556,694
1,550,712	United Overseas Bank Ltd.	13,839,677
		25,396,371

Building Materials–1.86%
1,999,000	Hong Leong Asia Ltd.	2,091,648

Chemicals and Plastics–0.54%
1,900,000	China Flexible Packaging Holdings Ltd.	608,112

Communications - Media–3.14%
1,330,000	Singapore Press Holdings Ltd.	3,520,035

Computer Memory–1.26%
6,220,000	Memory Devices Ltd.*	1,416,508

Conglomerate–4.50%
163,000	Jardine Matheson Holdings Ltd.	2,771,000
1,250,000	Sembcorp Industries Ltd.†	2,277,344
		5,048,344

Diversified–0.97%
100,000	Jardine Strategic Holdings Ltd.	1,090,000

E-Business–1.61%
3,000,000	DMX Technologies Group, Ltd.*	1,809,565

Electronic Components–2.79%
2,675,000	BH Global Marine Co. Ltd.	403,382
4,800,000	United Test and Assembly Center Ltd.*	2,732,812
		3,136,194

Electronics–1.17%
1,500,000	Magnecomp International Ltd.	1,311,011

Engineering–0.13%
210,000	Advanced Holdings Ltd.	144,765

Foods–0.45%
4,250,000	China Lifestyle Food and Beverages Group Ltd.	510,094

Health & Personal Care–1.50%
3,350,000	LMA International NV, Ltd.*	1,680,464

Home Products–1.21%
7,100,000	Contel Corp. Ltd.*	1,354,712

Industrial–2.29%
1,400,000	Singapore Technologies Engineering Ltd.†	2,576,476

Leisure and Tourism–1.31%
3,650,000	Raffles Holdings Ltd.†	1,471,503

Manufacturing–0.28%
2,500,000	Linair Technologies Ltd.@	315,443

Oil & Gas Extraction–1.13%
800,000	KS Energy Services Ltd.	1,265,464

Printing & Packaging–1.31%
2,832,000	Fung Choi Printing and Packaging Group Ltd.	1,472,912

Property Development–12.58%
1,400,000	Capitaland Ltd.†	3,412,322
900,000	City Developments Ltd.	4,736,259
290,000	Hongkong Land Holdings, Ltd.	957,000
1,125,000	Keppel Land Ltd.†	2,631,255
350,471	United Overseas Land Ltd.	599,686
2,000,000	Wing Tai Holdings Ltd.	1,784,945
		14,121,467

Recycling–0.00%
14,641,000	Citiraya Industries, Ltd.* @	0

Retail–0.61%
1,456,000	Best World International Ltd.	690,047

Semiconductor–0.25%
400,000	STATS ChipPAC Ltd.* †	280,667

Shipyards–3.30%
460,000	Keppel Corp. Ltd.†	3,708,993

Technology–2.39%
15,000,000	Global Voice Group Ltd.*	1,661,845
2,000,000	Sarin Technologies Ltd.	1,021,727
		2,683,572

Telecommunications–8.59%
5,400,000	Singapore Telecommunications Ltd.†	8,442,174
900,000	StarHub Ltd.†	1,202,068
		9,644,242

Transport Services–1.60%
2,500,000	Singapore Post Ltd.†	1,800,332

Transportation - Air–3.23%
415,000	Singapore Airlines Ltd.†	3,627,131

Transportation - Land–2.38%
3,750,000	SMRT Corp., Ltd.†	2,677,417

Transportation - Marine–4.12%
6,650,000	Cosco Corp. (Singapore) Ltd.	4,625,162

Water Treatment Systems–0.74%
450,000	Hyflux Ltd.	825,383

Total Singapore Common Stocks		105,762,623

Total Common Stocks (Cost–$81,572,846)		107,206,228

TIME DEPOSITS–5.31%

Principal Amount (000)			Value

SINGAPORE DOLLAR –2.83%
5,158	Citibank Singapore 1.68%, due 2/1/06		3,175,002

U.S. DOLLAR –2.48%
$55	Bank of New York, 0.05%, due 2/1/06		54,890
2,737	Citibank Singapore, 3.442%, due 2/1/06		2,736,674
Total U.S. Dollar Time Deposits			2,791,564

Total Time Deposits (Cost–$5,959,023)			5,966,566
Total Investments–100.79%
(Cost–$87,531,869)			113,172,794

Liabilities in excess of other assets–(0.79)%			(884,001)

NET ASSETS
	(Applicable to 9,239,320 shares of capital stock outstanding; equivalent to $12.15 per share)	–100.00%	$112,288,793

*	Non-income producing securities.

†	Deemed to be an affiliated issuer.

@	Fair valued security. This security has been valued in good faith in such a manner as prescribed by the Board of Directors.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30-a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: February 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: February 8, 2006
John J. O’Keefe, Vice President & Treasurer

\s\ Ikuo Mori		Date: February 8, 2006
Ikuo Mori, Chairman